Cover	Jun. 08, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 08, 2023
Entity File Number	001-37854
Entity Registrant Name	Ekso Bionics Holdings, Inc.
Entity Central Index Key	0001549084
Entity Tax Identification Number	99-0367049
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	101 Glacier Point
Entity Address, Address Line Two	Suite A
Entity Address, City or Town	San Rafael
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94901
City Area Code	510
Local Phone Number	984-1761
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.001 par value per share
Trading Symbol	EKSO
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false